Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Cost of Revenue [Abstract]
Schedule of Cost of Revenues

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Content-related costs	451,212	571,516	513,735	80,616
Bandwidth and IDC fees	106,146	113,858	105,343	16,531
Tax surcharges	189,935	96,958	39,240	6,158
Depreciation and amortization expenses	31,169	29,889	23,406	3,673
Others	181,830	148,949	366,168	57,459

	960,292	961,170	1,047,892	164,437